Annual Total Returns[BarChart] - GLOBAL REAL ESTATE FUND - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(8.00%)	31.01%	4.55%	12.06%	0.01%	2.27%	13.84%	(6.02%)	24.50%	(6.14%)